Restatement of March 31, 2018 (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2017
Other receivables, prepayments and deposits	$ 84,994	$ 12,818	$ 35,270
Other payables and accrued liabilities increased	81,872	268,513	210,468
Deferred income, net	188,342	232,387	127,403
Cash and cash equivalents	303,796	$ 14,572	$ 36,304	$ 107,681	$ 360,760
Accounts payables reduced	755
Accrued commission	745
Amounts due to a director	1,605
US VR Global.Inc [Member]
Partial payment from trade receivable	622
US VR Global.Inc [Member] | Understated [Member]
Ommission, investment	622
US VR Global.Inc [Member] | Overstated [Member]
Trade receivables	622
Staff Advance [Member]
Purchase of equipment	122
Previously Reported [Member]
Other receivables, prepayments and deposits	137,091
Other payables and accrued liabilities increased	64,207
Deferred income, net	249,159
Cash and cash equivalents	302,855
Accounts payables reduced	$ 860